EXHIBIT 99.10

CLAYTON LOAN LEVEL TAPE COMPARE UPLOAD

Client Name:	Verus
Client Project Name:	Verus 2022-2
Start - End Dates:	4/2020 - 11/2021
Deal Loan Count:	31

Loan Level Tape Compare Upload

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
761057	(No Data)	Loan Purpose	Cashout Refi	Rate and Term Refi
761074	xxxxxx	Disbursement Date	xxxxxx	xxxxxx
761120	xxxxxx	Representative Credit Score for Grading	806	763
761180	xxxxxx	Disbursement Date	xxxxxx	xxxxxx
761180	xxxxxx	Representative Credit Score for Grading	683	670
754985	(No Data)	First Payment Date	xxxxxx	xxxxxx
754985	(No Data)	Origination Date	xxxxxx	xxxxxx
761095	xxxxxx	Note Rate	4.125	3.9990
761101	xxxxxx	Disbursement Date	xxxxxx	xxxxxx
761143	xxxxxx	Original Appraised Value	xxxxxx	xxxxxx
761145	xxxxxx	Disbursement Date	xxxxxx	xxxxxx
761145	xxxxxx	Loan Purpose	Rate and Term Refi	Cashout Refi
761149	xxxxxx	Disbursement Date	xxxxxx	xxxxxx
761182	xxxxxx	Disbursement Date	xxxxxx	xxxxxx

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